Operating Segment and Revenue Information - Schedule of Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 23,611	¥ 8,304
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	21,781	6,119
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	526	517
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 1,304	¥ 1,668